Consolidated Balance Sheets (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Current assets (Note 2):
Cash and cash equivalents (Notes 4 and 7)	¥ 1,020,143	¥ 1,435,158
Short-term investments (Note 7)	306,921	167,175
Notes and accounts receivable, trade (Note 3)	2,287,986	2,072,011
Allowance for doubtful accounts (Note 21)	(48,356)	(45,907)
Accounts receivable, other	277,277	265,668
Inventories (Note 5)	329,373	314,983
Prepaid expenses and other current assets (Note 20)	315,566	316,328
Deferred income taxes (Note 11)	223,021	244,881
Total current assets	4,711,931	4,770,297
Property, plant and equipment (Notes 2 and 16):
Telecommunications equipment	14,425,252	14,606,718
Telecommunications service lines	14,830,873	14,527,349
Buildings and structures	5,915,743	5,855,282
Machinery, vessels and tools	1,820,648	1,806,355
Land	1,133,077	1,133,675
Construction in progress	363,201	312,480
Property, plant and equipment, gross, total	38,488,794	38,241,859
Accumulated depreciation	(28,682,438)	(28,341,219)
Net property, plant and equipment	9,806,356	9,900,640
Investments and other assets (Note 2):
Investments in affiliated companies (Note 6)	543,273	581,073
Marketable securities and other investments (Note 7)	295,254	276,178
Goodwill (Notes 8 and 23)	771,420	747,526
Software (Note 8)	1,344,356	1,330,085
Other intangibles (Notes 8 and 23)	263,964	287,400
Other assets (Notes 10 and 20)	863,852	885,444
Deferred income taxes (Note 11)	789,293	886,953
Total investments and other assets	4,871,412	4,994,659
Total assets	19,389,699	19,665,596
Current liabilities (Note 2):
Short-term borrowings (Note 9)	83,507	341,567
Current portion of long-term debt (Notes 9 and 20)	656,963	698,476
Accounts payable, trade (Note 3)	1,482,594	1,379,279
Current portion of obligations under capital leases (Note 16)	18,709	21,353
Accrued payroll	476,442	475,226
Accrued interest	9,832	12,189
Accrued taxes on income	198,281	208,363
Accrued consumption tax	46,255	37,835
Advances received	189,007	206,572
Other (Notes 11 and 20)	332,663	308,212
Total current liabilities	3,494,253	3,689,072
Long-term liabilities (Note 2):
Long-term debt (Notes 9 and 20)	3,509,820	3,494,198
Obligations under capital leases (Note 16)	36,919	34,818
Liability for employees' retirement benefits (Note 10)	1,534,885	1,535,964
Accrued liabilities for point programs	187,432	211,306
Deferred income taxes (Note 11)	169,591	183,810
Other (Note 20)	409,070	435,496
Total long-term liabilities	5,847,717	5,895,592
Nippon Telegraph and Telephone Corporation ("NTT") shareholders' equity
Common stock, no par value- Authorized-6,192,920,900 shares in 2011 and 2012 Issued-1,448,659,067 shares in 2011 and 1,323,197,235 shares in 2012	937,950	937,950
Additional paid-in capital (Note 18)	2,832,165	2,834,029
Retained earnings (Notes 6 and 13)	4,888,746	5,155,596
Accumulated other comprehensive income (loss) (Notes 7, 10, 13 and 20)	(357,843)	(303,708)
Treasury stock, at cost (Note 13)-125,524,000 shares in 2011 and 99,431,812 shares in 2012	(418,431)	(603,133)
Total NTT shareholders' equity	7,882,587	8,020,734
Noncontrolling interests	2,165,142	2,060,198
Total equity	10,047,729	10,080,932
Commitments and contingent liabilities (Note 22)
Total liabilities and equity	¥ 19,389,699	¥ 19,665,596